CAPITAL STOCK (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Shares issued in Tarus acquisition, amount		$ 17,200
Shares issued in iOx exchange, amount
Issued capital [member]
IfrsStatementLineItems [Line Items]
Ordinary shares beginning balance, shares	17,606	13,349
Ordinary shares beginning balance, amount	$ 218,782	$ 158,324
Shares issued under public offering and ATM, net of issue cost, shares	186
Shares issued under public offering and ATM, net of issue cost, amount	$ 662
Shares issued or accrued for services, shares	16	8
Shares issued or accrued for services, amount	$ 50	$ 60
Shares issued in Tarus acquisition, shares		2,426
Shares issued in Tarus acquisition, amount		$ 17,200
Shares issued in iOx exchange, shares		1,070
Shares issued in iOx exchange, amount		$ 9,737
Excess of non-controlling interest acquired over consideration iOx, shares
Excess of non-controlling interest acquired over consideration iOx, amount		$ 29,609
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares		94
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, amount		$ 900
Ordinary shares ending balance, shares	17,808	16,947
Ordinary shares ending balance, amount	$ 219,494	$ 215,830